Long-Term Debt and Finance Lease Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Long-Term Debt and Finance Lease Obligations
Schedule of carrying and fair values of the entity's debt facilities

	As of
	March 31, 2021		December 31, 2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In thousands)
6 3/4% Senior Notes due 2021 (1)	1,794,646	1,811,480	2,000,000	2,047,260
5 7/8% Senior Notes due 2022	2,000,000	2,094,220	2,000,000	2,095,820
5 % Senior Notes due 2023	1,500,000	1,560,705	1,500,000	1,566,300
5 7/8% Senior Notes due 2024	2,000,000	2,101,980	2,000,000	2,099,580
7 3/4% Senior Notes due 2026	2,000,000	2,203,100	2,000,000	2,236,520
7 3/8% Senior Notes due 2028	1,000,000	1,052,940	1,000,000	1,070,130
Other notes payable	23,565	23,565	23,565	23,565
Subtotal	10,318,211	$10,847,990	10,523,565	$11,139,175
Unamortized deferred financing costs and debt discounts, net	(11,310)		(12,684)
Finance lease obligations (2)	147,358		160,609
Total long-term debt and finance lease obligations (including current portion)	$10,454,259		$10,671,490
(1)	During the three months ended March 31, 2021, we repurchased $205 million of our 6 3/4% Senior Notes due 2021 in open market trades. The remaining balance of $1.795 billion matures on June 1, 2021.
(2)	Disclosure regarding fair value of finance leases is not required.

	As of December 31,
	2020		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In thousands)
5 1/8% Senior Notes due 2020 (1)	$—	$—	$1,100,000	$1,110,208
6 3/4% Senior Notes due 2021 (2)	2,000,000	2,047,260	2,000,000	2,109,420
5 7/8% Senior Notes due 2022	2,000,000	2,095,820	2,000,000	2,129,580
5 % Senior Notes due 2023	1,500,000	1,566,300	1,500,000	1,543,770
5 7/8% Senior Notes due 2024	2,000,000	2,099,580	2,000,000	2,049,080
7 3/4% Senior Notes due 2026	2,000,000	2,236,520	2,000,000	2,128,900
7 3/8% Senior Notes due 2028	1,000,000	1,070,130	—	—
Other notes payable	23,565	23,565	25,996	25,996
Subtotal	10,523,565	$11,139,175	10,625,996	$11,096,954
Unamortized deferred financing costs and debt discounts, net	(12,684)		(16,250)
Finance lease obligations (3)	160,609		212,617
Total long-term debt and finance lease obligations (including current portion)	$10,671,490		$10,822,363
(1)	On May 1, 2020, we redeemed the principal balance of our 5 1/8% Senior Notes due 2020.
(2)	Our 6 3/4% Senior Notes due 2021 mature on June 1, 2021 and have been reclassified to “Current portion of long-term debt and finance lease obligations” on our Consolidated Balance Sheets as of December 31, 2020. We will either fund this obligation from cash and marketable investment securities balances at that time and/or advances from our parent, DISH Network or, depending on market conditions, we may refinance this obligation, in whole or in part.
(3)	Disclosure regarding fair value of finance leases is not required.

Schedule of interest on long-term debt

		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
6 3/4% Senior Notes due 2021 (1)	June 1 and December 1	$135,000
5 7/8% Senior Notes due 2022	January 15 and July 15	$117,500
5% Senior Notes due 2023	March 15 and September 15	$75,000
5 7/8% Senior Notes due 2024	May 15 and November 15	$117,500
7 3/4% Senior Notes due 2026	January 1 and July 1	$155,000
7 3/8% Senior Notes due 2028	January 1 and July 1	$73,750
(1)	Our 6 3/4% Senior Notes due 2021 mature on June 1, 2021 and have been reclassified to “Current portion of long-term debt and finance lease obligations” on our Consolidated Balance Sheets as of December 31, 2020.

Schedule of other long term debt and capital lease obligations

	As of December 31,
	2020	2019

	(In thousands)
Satellites and other finance lease obligations	$160,609	$212,617
Notes payable related to satellite vendor financing and other debt payable in installments through 2031 with interest rates ranging from approximately 4.0% to 6.0%	23,565	25,996
Total	184,174	238,613
Less: current portion	(52,374)	(51,108)
Other long-term debt and finance lease obligations, net of current portion	$131,800	$187,505